CRITICAL ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2024
CRITICAL ACCOUNTING ESTIMATES [Abstract]
CRITICAL ACCOUNTING ESTIMATES
5.	CRITICAL ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with professional accounting standards requires the Company to make accounting estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The making of such estimates involves tgs using assumptions and presumptions that are based on a number of factors, including past trends, events known at the date of issuance of these financial statements, and expectations of future events and their outcomes.

5.a) Impairment of PPE

As mentioned in Note 4.j), management periodically evaluates the existence of significant events or changes that could have an adverse effect on the Company or will take place in the near future that could affect the recoverable amount of PPE. PPE is tested to assess whether an impairment or reversal of a previous impairment is required when significant changes took place during the period or will take place in the near future indicate that the recoverable value of the PPE amounts may be affected. These evaluations are performed at the lowest level for which identifiable cash flows exist, i.e., for each CGU. The Management considers each business segment as a CGU.

When assessing whether an impairment indicator may exist, tgs evaluates both internal and external sources of information, such as the following:

•	Whether significant decreases in the market values of PPE elements took place.
•	Whether prices of the main products and services that are marketed decreased.
•	Whether significant changes in the regulatory framework were introduced.
•	Whether operating costs suffered a materially increase.
•	Whether evidence of obsolescence or physical damage has occurred.
•	Whether the macroeconomic situation in which tgs carries out its activities, including significant variations in the sale prices of products, raw materials, interest rates, etc, has worsen.

Since August 2019, the main macroeconomic and business variables in Argentina suffered a significant deterioration. This situation was aggravated in 2020 by the negative consequences that COVID had on Argentina’s economic situation which led the Argentine Government to take a series of measures even affecting the regulatory framework of the natural gas transportation segment, which led to the recognition of an impairment of PPE in the fiscal year ended December 31, 2020.

Effective from April 1, 2024, ENARGAS granted a 675% tariff increase and successive monthly increases, and the necessary steps were also taken to complete the Five-Year Tariff Review (“RQT”), whose public hearing was held on February 6, 2025 (see Notes 1 and 17). Therefore, as of December 31, 2024, the cash flows used to determine the recoverable value (value in use) of the CGU related to the Natural Gas Transportation segment were re-estimated.

The value in use of PPE is sensitive to significant variation in the assumptions applied, including the adjustment of future tariffs determined by the Argentine Government in the Natural Gas Transportation segment.

The value in use is calculated based on the discounted future cash flows. The projected cash flows are prepared taking into account significant assumptions relating to: discount rate, estimates of future tariffs and the recognition of cost adjustments and expected macroeconomic variables such as inflation and foreign exchange rates. The discount rate is based on a weighted average cost of capital (“WACC”).

In performing the analysis for the Natural Gas Transportation segment, the Management considered among others: (i) the status of the negotiations with the Argentine Government, (ii) the contractual rights derived from the License, (iii) Management´s expectations regarding the transitional tariff increase to be granted until the new RQT is concluded, (iv) Management´s expectation of the outcome of the new RQT process and (v) the impact of a cost monitoring scheme that allows for semi-annual adjustments to current tariffs.

Management has prepared, for the Natural Gas Transportation segment, three different estimates of the expected cash flows by sensitizing its main variables and assigning probabilities of occurrence based on experience and considering the current socio-economic context, as follows:

a) Base scenario: probability of occurrence assigned 70%.
b) Optimistic scenario: probability of occurrence assigned 10%.
c) Pessimistic scenario: probability of occurrence assigned  20%.

In order to make the comparison between the expected cash flow and the book value of the assets assigned to the Natural Gas Transportation segment, the Company´s Management has used a weighting of the scenarios, in accordance with the probabilities mentioned above, to determine the expected value in use.

As of December 31, 2024, Management determined that no additional impairment charge needed to be recorded.

As of December 31, 2024, based on the foregoing, the Management has estimated that the book value of the assets comprising the natural gas transportation cash-generating unit is lower than its recoverable amount, therefore, a reversal of impairment charge was recorded on property, plant, and equipment of Ps. 39,625,359 within the categories “Pipelines,” “Compressor Plants,” “Other Industrial Plants,” “Pressure Regulation and/or Measurement Stations,” and “Other Technical Installations,” and was charged under “Reversal of Impairment of Property, Plant, and Equipment” in the consolidated statement of comprehensive income for the year ended December 31, 2024. After recognizing the aforementioned reversal of impairment, the book value of the natural gas transportation CGU amounted to Ps. 1,275,874,822.

The estimated recoverable amounts of PPE items are sensitive to significant variation in the assumptions applied. In either case, there can be no assurance with certainty that the actual cash flows arising from these circumstances will be in line with the assumptions applied in determining the values in use. Therefore, significant differences could arise in the future in relation to the estimated values in use.

5.b) Provisions for legal and other claims

The Company has recorded certain contingent liabilities related to legal, judicial or extrajudicial actions, claims and administrative proceedings, including those of a legal and regulatory nature. The Company records liabilities when their occurrence is probable and when a reliable estimate of their amount can be made. Provisions are based on events known to the Company at the date of issuance of its financial statements, their probability of occurrence, its estimates of the outcome of such matters and the experience of its legal advisors in contesting, litigating and settling other matters. To the extent that there are more elements of judgment that allow improving the evaluation of contingencies, there will be changes in the estimates of future charges, which could have an impact on the Company’s future results and its economic and/or financial situation.